INTANGIBLE ASSETS, NET (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025
INTANGIBLE ASSETS NET
Amortization expense	$ 1,075,143	$ 190,000
Impairment of intangible asset	$ 1,108,333		$ 0